Cover	Aug. 06, 2026
Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0002062422
Document Type	S-6
Entity Registrant Name	SmartTrust 755
Document Period End Date	Aug. 06, 2026
AI Ecosystem of Enablers and Adopters Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in equity securities of companies that trade on a U.S. exchange, which the sponsor believes may benefit from enabling and/or adopting the utilization and application of artificial intelligence (“AI”). Sponsor defines AI as the capability of a machine to imitate intelligent human behavior and defines machine learning as a subfield of artificial intelligence that gives computers the ability to learn without explicitly being programmed. However, in the sponsor’s view, the scope of AI in this context extends beyond imitating intelligent human behavior to potentially surpass human efficiency and accuracy in various specialized fields, where advanced systems are pushing the boundaries of what is possible, often achieving results beyond human capacity in areas like data analysis, predictive modeling, and complex problem-solving. For example, AI can exceed human capabilities by demonstrating unparalleled proficiency in processing large volumes of information, executing complex computations with high accuracy, and maintaining consistent performance without fatigue. AI’s ability to rapidly analyze and synthesize data and identify patterns and correlations in intricate datasets makes it exceptionally useful in scenarios demanding meticulous attention to detail and precision. Furthermore, AI systems are not subject to the cognitive biases that can influence human decision-making, allowing for more objective and data-driven conclusions. In other words, AI can help minimize the potential for human error, often caused by human limitations or biases that are not necessarily present in technology. These attributes make AI particularly valuable in areas requiring extensive data analysis. As a result, AI is not isolated to any one area of the information technology sector but rather incorporates many different functional areas as part of its overall ecosystem. These areas include, but are not limited to, deep/machine learning models, applications, platforms, programming languages, hardware, and data centers.The ecosystem of enablers and/or adopters of AI are actively engaged in different facets of AI. Sponsor defines “adopters of AI” as companies that adopt the utilization and application of artificial intelligence. “Adopters of AI” are principally found within the functional areas of “Software” and “Hardware” (defined below). Companies adopting AI are often creating applications, platforms, and software tools that facilitate data management, process optimization, and task automation, as well as creating physical devices and technology products. Sponsor defines “enablers of AI” as companies that enable the storage and processing of the data required for the various applications of artificial intelligence. “Enablers of AI” are principally found within the functional areas of “Chips/Semiconductors” and “Data Centers” (defined below). The companies enabling AI are often designing and manufacturing semiconductors/chips crucial for intensive data computations or storing and processing large amounts of data.In the sponsor’s view, AI is not isolated to any one area of the information technology sector but rather incorporates many different functional areas as part of its ecosystem. The functional areas that the sponsor believes comprise the ecosystem of enablers and adopters that help support the ongoing evolution of AI are:Software, Chips/Semiconductors, Hardware and Data Centers. The sponsor defines these functional areas as follows:Software– This functional area is comprised of companies that specialize in developing a wide range of software solutions aimed at addressing diverse needs across industries. These companies focus on creating applications, platforms and tools that facilitate data management, process optimization and task automation. The software offerings may include, but are not limited to, customer relationship management systems, enterprise resource planning software, project management tools and various applications that enhance business operations. These companies strive to provide software solutions that cater to the evolving demands of businesses, promoting efficiency, scalability and improved decision-making. Their products may cover areas such as data analytics, workflow management, collaboration tools, enhanced productivity and streamlined operations for organizations. Chips/Semiconductors– This functional area is comprised of companies that design and manufacture semiconductors or chips crucial for intensive data computations. Found in a wide range of products, including, but not limited to, computers, smartphones, appliances, gaming hardware and medical equipment, a semiconductor (or chip) is a material that conducts electricity more than an insulator but less than a pure conductor.HardwareThis functional area is comprised of companies that create physical devices and technology products such as sensors, robotics and specialized computing devices.Data CentersThis functional area is comprised of companies that can store and process large amounts of data using the high-performance servers and storage systems necessary to handle massive amounts of data. These data centers typically are Real Estate Investment Trusts (“REITs”) and fall within the Real Estate sector.In the sponsor’s view, the success and advancement of AI hinge on the seamless integration and interdependence of the four functional areas within the ecosystem, as described above.Software, as the brain of the applications, develops sophisticated algorithms and models, but it requires the robust processing power provided by Chips/Semiconductors to function efficiently. These chips/semiconductors are the heart of the applications, enabling rapid data processing and complex computations. However, for these computations to translate into real-world applications, physical Hardware acts as the limbs of the applications, allowing them to interact, perceive and act in various environments. Finally, Data Centersserve as the foundational infrastructure of the applications, akin to the nervous system, offering the computational and storage capacity to handle the massive amounts of data essential for AI. Companies in each of these four functional areas – Software, Chips/Semiconductors, Hardware, and Data Centers – are crucial on their own, but their true power and potential are fully realized only when they function cohesively, creating a robust and dynamic AI ecosystem of enablers and adopters that help innovation and progress.To find these companies, the sponsor reviewed company filings, websites and other publicly available information to determine each company’s involvement in these areas of AI. To be included in the trust’s portfolio, the sponsor made the determination that AI is among the most significant factors that may potentially drive a company’s stock price performance over the next twenty-four months as of the time of deposit. The sponsor performed mainly qualitative assessments to reach their conclusions due to their view that publicly traded companies, even those focused on AI, are not universally transparent in sharing their exposure to AI. Specifically, the sponsor’s assessments are based upon their knowledge of (1) each company’s creation, adoption and/or consumption of AI products and services; (2) each company’s involvement in supplying of products and/or services that enable and help companies adopting, creating and/or using AI; and/or (3) to the extent available, upon quantitative factors including but not limited to a company’s revenue derived from and/or resources devoted to AI. As part of this analysis, Sponsor focused on observable and stated commitments to, capital expenditures within, and mergers/acquisitions or forecasts related to the four functional areas described above. In selecting the securities, the sponsor sought to identify companies where AI may play at least a significant role in potentially driving a company’s stock price performance over the next twenty-four months. From these companies, to select the final portfolio, the sponsor considered factors including, but not limited to, market capitalization, average trading volume, current dividend yield, trailing twelve-month free cash flow balances, revenues, earnings and analyst ratings. The trust may invest in securities of foreign issuers, including companies in emerging markets and may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or other similar depositary receipts of these securities. The trust is considered to be concentrated in securities issued by companies in the industrials and information technology sectors.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	It is a fundamental policy of the trust to invest, under normal circumstances, at least 80% of the trust’s net assets in securities of companies that are part of the AI ecosystem of enablers and adopters as defined above.
Argus Modern Innovators Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of equity securities of domestic and/or foreign companies selected by Argus Investors’ Counsel, Inc. (“Argus”), the trust’s portfolio consultant, that it defines as “modern innovators”. Argus begins the security selection process with a comprehensive screen to identify U.S.-listed innovative companies. For a company to pass this screen, it must meet Argus’ definition of a “modern innovator” by being classified as “Innovative” by the Argus analyst who covers the industry, as of the date of security selection. Argus analysts classify companies as “modern innovators” if they focus on introducing new products, improving products and processes, entering new markets and/or disrupting industries. To make these determinations, Argus analysts meet with management teams, conduct and review surveys, analyze patent trends, benchmark R&D spending, measure margin performance, identify portions of a company’s revenue mix allocated to new products and track market share progress.After this initial universe is determined, a second screen is applied that filters for strong investment performance. This step of the process screens for five-year revenue growth, five-year gross profit growth, gross margin, operating margin, five-year operating income growth and five-year market cap growth. For a company to be considered for the trust’s portfolio, it must outperform its industry average determined by Argus in at least two of the six performance criteria.Of the remaining securities, Argus then eliminates any security that does not have a current “Buy” rating from Argus Research Company. A “Buy” rating means that Argus Research Company estimates a security to deliver a risk-adjusted return that beats the S&P 500 Index over the next 12 months. From the remaining securities, Argus will select a final portfolio of at least 25 securities (approximately equally weighted) that Argus believes have the potential to best achieve the trust’s investment objective. Please note that there can be no assurance the trust will achieve its investment objective or that the securities selected will generate strong earnings growth or pay dividends.The sponsor used no market capitalization policy in selecting the securities. The trust may invest in securities of smaller market capitalization companies. The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is concentrated in securities issued by companies in the information technology sector. The trust may invest in securities issued by real estate investment trusts (“REITs”).
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of companies meeting Argus’ definition of “modern innovators”.
E-Commerce Ecosystem Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective through investment in equity securities. The sponsor selected equity securities of companies in the E-Commerce industry which it defines as companies that are part of the “E-Commerce Ecosystem.” The E-Commerce industry is broadly defined by the sponsor as the companies involved in the full cycle of buying and selling of goods and services electronically. By extension, the “E-Commerce Ecosystem” is defined by the sponsor as the network of interconnected functions that comprise the full cycle of the buying and selling of goods and services electronically. To gain a better understanding of the E-Commerce Ecosystem, consider an example of a full lifecycle of an online purchase. This lifecycle starts from the viewpoint of a consumer who may:•use some form of electronic communications equipment to access the internet (e.g. mobile phone or desktop computer),•search for an online retailer or specific item,•select the item(s) they want to purchase,•enter information related to how they intend to purchase the item, and•submit the order.From here, the lifecycle continues from the viewpoint of the merchant who may:•receive the order,•locate the product,•obtain the product from their inventory (in locations such as a warehouse or distribution center),•ship the order to the consumer, and•collect payment.With this full lifecycle in mind, one can see how many different types companies are in the E-Commerce industry and are part of the E-Commerce Ecosystem. Companies in the E-Commerce industry include those that perform the following activities:•provide electronic communications equipment,•provide internet accessibility and search services,•sell goods or services online,•rent out industrial or warehouse space,•deliver U.S. domestic and international packages, and•process electronic payments and earn transaction fees.The sponsor limited its selection to securities of companies in the following Global Industry Classification Standard (GICS®) Sub-Industries:•Communication Services — Media & Entertainment — Interactive Media & Services — Interactive Media & Services•Consumer Discretionary — Consumer Discretionary Distribution & Retail — Broadline Retail — Broadline Retail•Consumer Discretionary — Consumer Discretionary Distribution & Retail — Specialty Retail — Apparel Retail•Consumer Discretionary — Consumer Discretionary Distribution & Retail — Specialty Retail — Other Specialty Retail•Consumer Discretionary — Consumer Durables & Apparel — Leisure Products — Leisure Products•Consumer Discretionary — Consumer Services — Hotels, Restaurants & Leisure — Hotels, Resorts & Cruise Lines•Consumer Discretionary — Consumer Services — Hotels, Restaurants & Leisure — Restaurants•Financials — Financial Services — Financial Services — Transaction & Payment Processing Services•Industrials — Transportation — Air Freight & Logistics — Air Freight & Logistics•Information Technology — Software & Services — IT Services — Internet Services & Infrastructure•Information Technology — Technology Hardware & Equipment — Technology Hardware, Storage & Peripherals — Technology Hardware, Storage & Peripherals•Real Estate — Equity Real Estate Investment Trusts (REITs) — Industrial REITs — Industrial REITsIn selecting the securities, the sponsor also considered market capitalization, average trading volume, current dividend yield, trailing twelve-month free cash flow balances and analyst ratings. The portfolio is not equally weighted but rather is weighted based on the sponsor’s view of the total return potential of those companies within the E-Commerce Ecosystem over the life of the trust.The trust may invest in securities of foreign issuers, including companies in emerging markets and may invest in American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), or other similar depositary receipts of these securities. The trust may also invest in companies with smaller market capitalizations. The trust is considered to be concentrated in securities issued by companies in the consumer discretionary sector.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	It is a fundamental policy of the trust to invest, under normal circumstances, at least 80% of the trust’s net assets in securities of companies in the E-Commerce industry which the sponsor defines as companies that derive at least 50% of their revenue, based upon information available to the sponsor at the time of portfolio selection, from activities associated with the full cycle of an online purchase within the E-Commerce Ecosystem as described above.
Power Solutions Trust
Entity Information [Line Items]
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to pursue its objective by investing in a portfolio consisting of equity securities of companies that provide power solutions beyond traditional sources of energy, as described below, selected as of July 31, 2026 (the “Security Selection Date”). The sponsor selected the portfolio starting with the securities in the Syntax Power Solutions Index as of the Security Selection Date. Syntax LLC (“Syntax”) is the provider of the Syntax Power Solutions Index. The Syntax Power Solutions Index is described in greater detail below. From those securities, the sponsor selected securities for the trust considering criteria including, but not limited to, the following as of the Security Selection Date:•market capitalization of at least $50 million;•earnings growth;•profits;•Price/Earnings (P/E) ratios;•dividends;•analyst ratings; and•average trading volumes.The resulting portfolio of securities is approximately equally weighted as of the trust’s inception and will vary thereafter. During the trust’s life, the trust will not change its portfolio to reflect any change in the component securities of the Syntax Power Solutions Index or the weightings of the components within the Syntax Power Solutions Index. If the sponsor creates additional units after the trust’s inception date, the trust will purchase the securities originally selected by applying the strategy. This is true even if a later application of the strategy would have resulted in the selection of different securities.The trust may invest in securities of small market and mid market capitalization companies. The trust may invest in securities of foreign companies.Syntax Power Solutions Index. The Syntax Power Solutions Index equally weights US-listed companies engaged in the generation, distribution, storage, or financing of power from clean energy sources, or in providing related equipment or services. The Syntax Power Solutions Index applies screens for thematic purity of exposure, liquidity, and size in four defined business segments:•Clean Energy: Companies that are involved in electricity generation from renewable fuel sources or provide equipment or services for this purpose. The Clean Energy segment comprises the following Syntax-defined sub-groups: Nuclear, Solar, Wind, Hydroelectric, Geothermal, Wave Power, Biomass and Renewable Natural Gas (“RNG”), Natural Gas, Renewable Energy Financing, and Miscellaneous Clean Energy (defined as generating electricity and/or providing equipment for electricity generation from one or more clean energy sources described above).•Hydrogen and Fuel Cells: Companies that are involved in the hydrogen and fuel cell ecosystem, from hydrogen gas companies to fuel cell power generators.•Biofuels: Companies involved in the production, transportation, distribution, or storage of diversified biofuels.•Smart Grid: Companies that produce hardware and software for power grid management and energy storage. This group comprises the following Syntax-defined subgroups: Grid-Scale Batteries and Smart Grid Equipment and Software.The Syntax Power Solutions Index uses company classification data structured in Syntax’s proprietary Functional Information System (FIS), which draws primarily from audited annual reports (e.g., 10-K filings) and secondarily from unaudited documents (e.g., news articles, company websites) to allow granular groupings and comparisons of companies by the characteristics of their various product lines.The trust “concentrates” in a sector when securities in a particular sector make up 25% or more of the portfolio. As of the trust’s inception, the trust is concentrated in securities issued by companies in the utilities sector.
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, at least 80% of the trust’s net assets will be invested in securities of companies in the utilities or energy sectors as classified by the Global Industry Classification Standard published by Standard and Poor’s and MSCI Barra.